Summary of Significant Accounting Policies and Basis of Presentation (Details) - Schedule of financial assets and liabilities that are measured at fair value on a recurring basis - USD ($)
$ in Thousands
	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Summary of Significant Accounting Policies and Basis of Presentation (Details) - Schedule of financial assets and liabilities that are measured at fair value on a recurring basis [Line Items]
Fair Value of convertible component in convertible loan, net of discounts and debt issue costs	$ 641	$ 484	$ 493	$ 1,053
Fair value of warrants issued in convertible loan	104	32	20	319
Total liabilities	745	516	513	1,372
Level 1 [Member]
Summary of Significant Accounting Policies and Basis of Presentation (Details) - Schedule of financial assets and liabilities that are measured at fair value on a recurring basis [Line Items]
Fair Value of convertible component in convertible loan, net of discounts and debt issue costs
Fair value of warrants issued in convertible loan
Total liabilities
Level 2 [Member]
Summary of Significant Accounting Policies and Basis of Presentation (Details) - Schedule of financial assets and liabilities that are measured at fair value on a recurring basis [Line Items]
Fair Value of convertible component in convertible loan, net of discounts and debt issue costs
Fair value of warrants issued in convertible loan
Total liabilities
Level 3 [Member]
Summary of Significant Accounting Policies and Basis of Presentation (Details) - Schedule of financial assets and liabilities that are measured at fair value on a recurring basis [Line Items]
Fair Value of convertible component in convertible loan, net of discounts and debt issue costs	641	484	493	1,053
Fair value of warrants issued in convertible loan	104	32	20	319
Total liabilities	$ 745	$ 516	$ 513	$ 1,372